Document and Entity Information	Feb. 18, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001604665
Document Type	8-K
Document Period End Date	Feb. 18, 2026
Entity Registrant Name	Westlake Chemical Partners LP
Entity Incorporation State Country Code	DE
Entity File Number	001-36567
Entity Tax Identification Number	32-0436529
Entity Address, Address Line One	2801 Post Oak Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	585-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common units representing limited partnership interests
Trading Symbol	WLKP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false